Offerings - Offering: 1	May 05, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 23,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,176.30
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, (the “Securities Act”), we are also registering an indeterminate number of Class A Ordinary Shares as may from time to time become issuable by reason of stock splits, stock dividends, or similar transactions. Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rules 457(o) under the Securities Act. The proposed maximum offering price per share is $ .

Includes the underwriter's option to purchase an additional 15% of the securities offered to cover over-allotments, if any.